Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment Net

Property and equipment consists of the following at March 31, 2017 and December 31, 2016:

	2017	2016
Furniture and fixtures	$147,721	$70,140
Leasehold improvements	14,907	8,607
Vehicles	12,000	38,831
Construction In-Progress	-	34,603
Total cost	174,928	152,181
Less accumulated depreciation	(46,068)	(52,965)
Property and equipment - net	$128,560	$99,216

Property and equipment consists of the following at December 31:

	2016	2015
Furniture and fixtures	$70,140	$64,288
Leasehold improvements	8,607	8,607
Vehicles	38,831	38,831
Construction In Progress	34,603	31,253
Total cost	152,181	142,979
Less accumulated depreciation and amortization	(52,965)	(30,974)
Total property and equipment, net	$99,216	$112,005